Intangible assets - Summary of The Inputs To Determine Value In Use (Detail)	12 Months Ended
Dec. 31, 2021 rate
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Forecast Period	January 1, 2022 - December 31, 2026
Minimum [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
USD/CLP average exchange rate	736
Discount rate	13.90%
Minimum [Member] | CHILE
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	2.00%
Annual inflation rate	3.00%
Minimum [Member] | UNITED STATES
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	2.00%
Annual inflation rate	2.30%
Maximum [Member]
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
USD/CLP average exchange rate	751
Discount rate	16.77%
Maximum [Member] | CHILE
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	3.00%
Annual inflation rate	4.40%
Maximum [Member] | UNITED STATES
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	3.00%
Annual inflation rate	3.50%